Offerings - Offering: 1	Dec. 01, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.00001 per share
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit | $ / shares	14.12
Maximum Aggregate Offering Price	$ 56,480,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,799.89
Offering Note	This estimate is made pursuant to Rule 457(c) and Rule 457(h) of the Securities Act of 1933, as amended (the “Securities Act”) solely for purposes of calculating the registration fee. The Proposed Maximum Offering Price Per Share is the average of the high price ($14.12) and low price ($14.12) for the Registrant’s Ordinary Shares as reported on the Nasdaq Capital Market on November 26, 2025.Represents 4,000,000 Ordinary Shares issuable under our 2025 Share Incentive Plan, dated as of November 28, 2025. Pursuant to Rule 416(a) of the Securities Act, the number of Ordinary Shares registered hereunder will be adjusted in the event of stock splits, stock dividends or similar transactions.